Performance Management - Sound Shore Fund	Jul. 23, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Bar Chart and Table
Performance Narrative [Text Block]

The information shown below reflects the historical performance of Sound Shore Fund, Inc. (the “Predecessor Fund”). Subject to the approval of the shareholders of the Predecessor Fund, effective on or about September 30, 2026, the Predecessor Fund will reorganize into the Fund (the “Reorganization”). Upon completion of the Reorganization, the Fund will assume the performance, financial, accounting and other historical information of the Predecessor Fund. The Predecessor Fund and the Fund have identical investment objectives, strategies and restrictions, and substantially the same risks. The Predecessor Fund’s performance is included because the Fund believes that the performance information presented is sufficiently relevant to merit consideration by prospective Fund investors. The performance of the Predecessor Fund is not the performance of the Fund, has not been restated to reflect the fees, expenses, and fee waivers and/or expense limitations of the Fund, and is not necessarily indicative of the Fund’s future performance. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been different than the performance shown in the bar chart and Average Annual Total Returns table below. The Adviser and portfolio managers of the Fund are the same members of the Adviser and portfolio management team of the Predecessor Fund. The expenses of the Fund’s Investor Class Shares are lower than the expenses of the Predecessor Fund’s Investor Class Shares. The expenses of the Fund’s Institutional Class Shares are the same as the expenses of the Predecessor Fund’s Institutional Class Shares due to the effect of the Expense Cap.

The following chart illustrates the variability of the returns of the Predecessor Fund’s Investor Class shares. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class performance from year-to-year and how the Fund’s average annual returns for 1, 5, and 10 years compare to a broad measure of market performance as well as a secondary benchmark the Adviser believes is more aligned with the Fund’s investment strategy. The Institutional Class would have substantially similar annual returns to those of the Investor Class because both classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Institutional Class shares have a lower expense ratio. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. To obtain updated performance information, please visit the Fund’s website at www.soundshorefund.com or call (800) 551-1980.

The following chart shows the annual total return of the Fund’s Investor Class for the last ten years.

Performance Past Does Not Indicate Future [Text]	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class performance from year-to-year and how the Fund’s average annual returns for 1, 5, and 10 years compare to a broad measure of market performance as well as a secondary benchmark the Adviser believes is more aligned with the Fund’s investment strategy.
Bar Chart [Heading]	Annual Returns as of December 31
Bar Chart Closing [Text Block]

During the periods shown in the chart above, the highest calendar quarterly return was 21.03% (for the quarter ended December 31, 2020) and the lowest quarterly return was -29.17% (for the quarter ended March 31, 2020).

Performance Table Narrative

The following table shows the Predecessor Fund’s Institutional Class’ average annual total return, and the Predecessor Fund’s Investor Class’ average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of shares as of December 31, 2025, compared to the average annual returns of a broad measure of market performance, as well as a secondary benchmark the Adviser believes is more aligned with the Fund’s investment strategy.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	When returns before taxes are negative, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. When returns before taxes are negative, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.soundshorefund.com
Performance Availability Phone [Text]	(800) 551-1980
Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest calendar quarterly return
Highest Quarterly Return	21.03%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020